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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended: December 31, 2000.
                                                     --------------------

               (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report check here: [_]

    DEPRINCE, RACE & ZOLLO, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

    201 SOUTH ORANGE AVE., SUITE 850, ORLANDO, FLORIDA  32801
--------------------------------------------------------------------------------
Business Address               (Street)  (City)   (State)  (Zip)

    JOHN D. RACE, PARTNER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                  ATTENTION
 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                 VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of ORLANDO and State of FLORIDA on the 14th day of February , 2001.

                                      JOHN D. RACE
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                      /s/ JOHN D. RACE
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                        Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):
(LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:__________________ 13F File No.:  Name:______________________ 13F File No.
1._____________________ _____________  6._________________________ ____________
2._____________________ _____________  7._________________________ ____________
3._____________________ _____________  8._________________________ ____________
4._____________________ _____________  9._________________________ ____________
5._____________________ _____________ 10._________________________ ____________

                                                                 SEC 1685 (5/91)

                                      FORM 13 F
Page__1_of__11   Name of Reporting Manager DePrince, Race & Zollo, Inc.

------------------------------------------------------------------------------------------------------------------------------------
           Item 1:          Item 2:  Item 3:   Item 4:     Item 5:          Item 6:           Item 7:               Item 8:
       Name of Issuer      Title of   CUSIP  Fair Market  Shares of  Investment Discretion    Managers    Voting Authority (Shares)
                                                                     ---------------------              ----------------------------
                            Class    Number     Value     Principal  (a)  (b) Shared  (c)    See Instr.
                                                           Amount    Sole As Defined shared       V     (a) sole (b) shared (c) None
                                                                           in Instr.  other
------------------------------------------------------------------------------------------------------------------------------------
 AAR CORP COM                COM   000361105     9,076      718,900    X                                  718,900
                            -----            -----------             ---------------------------------------------------------------
 ADVANTA CORP CL B           CLB   007942204     2,391      332,700    X                                  332,700
                            -----            -----------             ---------------------------------------------------------------
 AK STL HLDG CORP COM        COM   001547108     9,706    1,109,300    X                                1,109,300
                            -----            -----------             ---------------------------------------------------------------
 ALCAN ALUMINIUM NEW COM     COM   013716105       274        8,000    X                                    8,000
                            -----            -----------             ---------------------------------------------------------------
 ALCOA INC                   COM   013817101    16,122      481,252    X                                  481,252
                            -----            -----------             ---------------------------------------------------------------
 ALLSTATE CORP COM           COM   020002101    11,426      262,300    X                                  262,300
                            -----            -----------             ---------------------------------------------------------------
 ALLTEL CORP COM             COM   020039103    23,576      377,600    X                                  377,600
                            -----            -----------             ---------------------------------------------------------------
 AMERICAN CAPITAL STRAT COM  COM   024937104     6,549      260,000    X                                  260,000
                            -----            -----------             ---------------------------------------------------------------
 AMERICAN EXPRESS CO COM     COM   025816109       346        6,300    X                                    6,300
                            -----            -----------             ---------------------------------------------------------------
 AMERICAN HOME PRODS CP COM  COM   026609107     4,677       73,600    X                                   73,600
                            -----            -----------             ---------------------------------------------------------------
 AMERICAN INTL GROUP COM     COM   026874107       455        4,612    X                                    4,612
                            -----            -----------             ---------------------------------------------------------------
 ANNALY MTG MGMT INC COM     COM   035710409     8,379      924,600    X                                  924,600
                            -----            -----------             ---------------------------------------------------------------
 ANTHRICITE CAPITAL INC      COM   037023108     5,016      647,200    X                                  647,200
                            -----            -----------             ---------------------------------------------------------------
 ARVINMERITOR INC COM        COM   043353101    11,334      996,400    X                                  996,400
                            -----            -----------             ---------------------------------------------------------------
 ASTORIA FINL CORP COM       COM   046265104     2,134       39,300    X                                   39,300
                            -----            -----------             ---------------------------------------------------------------
 ASTRO-MED INC NEW COM       COM   04638f108       409      118,874    X                                  118,874
                            -----            -----------             ---------------------------------------------------------------
 AT&T CORP                   COM   001957109    13,655      791,585    X                                  791,585
                            -----            -----------             ---------------------------------------------------------------
 AVNET INC COM               COM   053807103     5,904      274,600    X                                  274,600
                            -----            -----------             ---------------------------------------------------------------
 BALL CORP COM               COM   058498106    17,757      385,500    X                                  385,500
                            -----            -----------             ---------------------------------------------------------------
 BANK OF AMERICA CORP        COM   060505104    12,669      276,162    X                                  276,162
------------------------------------------------------------------------------------------------------------------------------------
      Column Total                             161,856
------------------------------------------------------------------------------------------------------------------------------------

                                      FORM 13 F
Page__2_of__11   Name of Reporting Manager DePrince, Race & Zollo, Inc.

------------------------------------------------------------------------------------------------------------------------------------
           Item 1:          Item 2:  Item 3:   Item 4:     Item 5:          Item 6:           Item 7:               Item 8:
       Name of Issuer      Title of   CUSIP  Fair Market  Shares of  Investment Discretion    Managers    Voting Authority (Shares)
                                                                     ---------------------              ----------------------------
                            Class    Number     Value     Principal  (a)  (b) Shared  (c)    See Instr.
                                                           Amount    Sole As Defined shared       V     (a) sole (b) shared (c) None
                                                                           in Instr.  other
------------------------------------------------------------------------------------------------------------------------------------
 BARD C R INC COM            COM   067383109    11,939     256,400     X                                  256,400
                            -----            -----------             ---------------------------------------------------------------
 BEMIS INC COM               COM   081437105    21,500     640,600     X                                  640,600
                            -----            -----------             ---------------------------------------------------------------
 BERKSHIRE HILLS BANC COM    COM   084680107     7,725     490,500     X                                  490,500
                            -----            -----------             ---------------------------------------------------------------
 BLOCK H & R INC COM         COM   093671105     8,792     212,500     X                                  212,500
                            -----            -----------             ---------------------------------------------------------------
 BOISE CASCADE CORP COM      COM   097383103    16,977     504,900     X                                  504,900
                            -----            -----------             ---------------------------------------------------------------
 BORG-WARNER AUTOMOTIVE COM  COM   099724106       840      21,000     X                                   21,000
                            -----            -----------             ---------------------------------------------------------------
 BOWATER INC COM             COM   102183100     9,375     166,300     X                                  166,300
                            -----            -----------             ---------------------------------------------------------------
 BP AMOCO PLC ADS            COM   055622104    21,242     443,700     X                                  443,700
                            -----            -----------             ---------------------------------------------------------------
 BRISTOL MYERS SQUIBB COM    COM   110122108       392       5,300     X                                    5,300
                            -----            -----------             ---------------------------------------------------------------
 BRUNSWICK CORP COM          COM   117043109     9,494     577,600     X                                  577,600
                            -----            -----------             ---------------------------------------------------------------
 CALLAWAY GOLF               COM   131193104    16,403     880,700     X                                  880,700
                            -----            -----------             ---------------------------------------------------------------
 CARAUSTAR INDS              COM   140909102     4,719     503,400     X                                  503,400
                            -----            -----------             ---------------------------------------------------------------
 CATO CORP NEW CL A          CLA   149205106    18,539   1,348,300     X                                1,348,300
                            -----            -----------             ---------------------------------------------------------------
 CENTURY ALUM CO COM         COM   156431108    13,814   1,214,425     X                                1,214,425
                            -----            -----------             ---------------------------------------------------------------
 CFS BANCORP INC COM         COM   12525d102     3,076     287,800     X                                  287,800
                            -----            -----------             ---------------------------------------------------------------
 CHASE MANHATTAN NEW COM     COM   16161A108    19,311     425,000     X                                  425,000
                            -----            -----------             ---------------------------------------------------------------
 CHEVRON CORPORATION COM     COM   166751107     6,671      79,000     X                                   79,000
                            -----            -----------             ---------------------------------------------------------------
 CHUBB CORP COM              COM   171232101    13,866     160,300     X                                  160,300
                            -----            -----------             ---------------------------------------------------------------
 CISCO SYS INC COM           COM   17275R102       383      10,000     X                                   10,000
                            -----            -----------             ---------------------------------------------------------------
 CITIGROUP INC COM           COM   172967101       448       8,766     X                                    8,766
------------------------------------------------------------------------------------------------------------------------------------
      Column Total                             205,506
------------------------------------------------------------------------------------------------------------------------------------

                                      FORM 13 F
Page__3_of__11   Name of Reporting Manager DePrince, Race & Zollo, Inc.

------------------------------------------------------------------------------------------------------------------------------------
           Item 1:          Item 2:  Item 3:   Item 4:     Item 5:          Item 6:           Item 7:               Item 8:
       Name of Issuer      Title of   CUSIP  Fair Market  Shares of  Investment Discretion    Managers    Voting Authority (Shares)
                                                                     ---------------------              ----------------------------
                            Class    Number     Value     Principal  (a)  (b) Shared  (c)    See Instr.
                                                           Amount    Sole As Defined shared       V     (a) sole (b) shared (c) None
                                                                           in Instr.  other
------------------------------------------------------------------------------------------------------------------------------------
 CLOROX CO DEL COM           COM   189054109     2,819      79,400     X                                   79,400
                            -----            -----------             ---------------------------------------------------------------
 COASTAL BANCORP INC COM     COM   19041P105       972      40,500     X                                   40,500
                            -----            -----------             ---------------------------------------------------------------
 COCA COLA CO COM            COM   191216100       396       6,500     X                                    6,500
                            -----            -----------             ---------------------------------------------------------------
 COLLINS INDS INC COM        COM   194858106       231      61,600     X                                   61,600
                            -----            -----------             ---------------------------------------------------------------
 COMMERCIAL FEDERAL CP COM   COM   201647104    19,626   1,009,700     X                                1,009,700
                            -----            -----------             ---------------------------------------------------------------
 CORNING INC COM             COM   219350105       206       3,900     X                                    3,900
                            -----            -----------             ---------------------------------------------------------------
 COSTCO WHOLESALE CORP       COM   22160k105       212       5,300     X                                    5,300
                            -----            -----------             ---------------------------------------------------------------
 COURIER CORP COM            COM   222660102       415      13,950     X                                   13,950
                            -----            -----------             ---------------------------------------------------------------
 CVS CORP COM                COM   126650100       330       5,500     X                                    5,500
                            -----            -----------             ---------------------------------------------------------------
 DATA RESH ASSOC INC COM     COM   237853106       239      39,800     X                                   39,800
                            -----            -----------             ---------------------------------------------------------------
 DIAL CORP DEL COM           COM   25247D101     8,825     802,300     X                                  802,300
                            -----            -----------             ---------------------------------------------------------------
 DIEBOLD INC COM             COM   253651103    20,409     611,500     X                                  611,500
                            -----            -----------             ---------------------------------------------------------------
 DIME BANCORP INC NEW COM    COM   25429Q102     7,003     236,900     X                                  236,900
                            -----            -----------             ---------------------------------------------------------------
 DONNELLY CORP CL A          CLA   257870105       298      22,600     X                                   22,600
                            -----            -----------             ---------------------------------------------------------------
 E M C CORP MASS COM         COM   268648102       219       3,300     X                                    3,300
                            -----            -----------             ---------------------------------------------------------------
 EAST TEX FINL SVCS COM      COM   275572105       294      34,600     X                                   34,600
                            -----            -----------             ---------------------------------------------------------------
 EASTERN CO COM              COM   276317104       625      47,650     X                                   47,650
                            -----            -----------             ---------------------------------------------------------------
 EASTMAN KODAK CO COM        COM   277461109    10,880     276,326     X                                  276,326
                            -----            -----------             ---------------------------------------------------------------
 EDWARDS AG INC COM          COM   281760108    11,281     237,800     X                                  237,800
                            -----            -----------             ---------------------------------------------------------------
 EMERSON ELEC CO COM         COM   291011104    18,828     238,900     X                                  238,900
------------------------------------------------------------------------------------------------------------------------------------
      Column Total                             104,109
------------------------------------------------------------------------------------------------------------------------------------

                                                                   FORM 13 F
Page 4 of 11                                     Name of Reporting Manager DePrince, Race & Zollo, Inc.
------------------------------------------------------------------------------------------------------------------------------------
           Item 1:          Item 2:  Item 3:   Item 4:     Item 5:          Item 6:           Item 7:               Item 8:
       Name of Issuer      Title of   CUSIP  Fair Market  Shares of  Investment Discretion    Managers    Voting Authority (Shares)
                                                                     ----------------------               --------------------------
                            Class    Number     Value     Principal  (a)  (b) Shared  (c)    See Instr.
                                                           Amount    Sole As Defined shared       V     (a) sole (b) shared (c) None
                                                                           in Instr.  other
----------------------------------            --------------------------------------------------------------------------------------
ENNIS BUSINESS FORMS COM     COM    293389102      2,213   300,100     X                                  300,100
EVERTRUST FINL GROUP COM     COM    300412103      2,526   198,100     X                                  198,100
FALCON PRODS INC COM         COM    306075102        372    46,900     X                                   46,900
FEDERAL NATL MTG ASSN COM    COM    313586109        351     4,050     X                                    4,050
FIRST FED BANCSHARES COM     COM    32021B103      2,123   158,700     X                                  158,700
FIRST NIAGARA FINL GRP COM   COM    33582u100        642    59,400     X                                   59,400
FIRST VA BANKS INC COM       COM    337477103      8,978   187,040     X                                  187,040
FIRSTAR CORP COM             COM    33763v109      5,938   255,400     X                                  255,400
FLOWERS INDS INC COM         COM    343496105     11,313   718,300     X                                  718,300
FORD MTR CO                  COM    345370860     16,214   691,800     X                                  691,800
FRANKLIN BK N A MICH COM     COM    352456107      1,007    86,600     X                                   86,600
GARAN INC COM                COM    364802108      5,278   225,800     X                                  225,800
GENERAL ELEC CO COM          COM    369604103        695    14,500     X                                   14,500
GEORGIA GULF CORP COM PAR    COM    373200203      1,326    77,700     X                                   77,700
 0.01
GLAXOSMITHKLINE PLC
 SPONSORED ADR               COM    37733w105      4,878    87,100     X                                   87,100
GRAINGER W W INC COM         COM    384802104      4,577   125,400     X                                  125,400
HALLIBURTON CO COM           COM    406216101      9,766   269,400     X                                  269,400
HEALTHPLAN SVCS CORP COM     COM    421959107     42,495 4,594,100     X                                4,594,100
HEINZ H J CO COM             COM    423074103     18,676   393,700     X                                  393,700
HELIX TECHNOLOGY CORP COM    COM    423319102     44,806 1,892,799     X                                1,892,799
------------------------------------------------------------------------------------------------------------------------------------
        Column Total                             184,175
------------------------------------------------------------------------------------------------------------------------------------

                                                                   FORM 13 F
Page 5 of 11                                     Name of Reporting Manager DePrince, Race & Zollo, Inc.
------------------------------------------------------------------------------------------------------------------------------------
           Item 1:          Item 2:  Item 3:   Item 4:     Item 5:          Item 6:           Item 7:               Item 8:
       Name of Issuer      Title of   CUSIP  Fair Market  Shares of  Investment Discretion    Managers    Voting Authority (Shares)
                                                                     ----------------------               --------------------------
                            Class    Number     Value     Principal  (a)  (b) Shared  (c)    See Instr.
                                                           Amount    Sole As Defined shared       V     (a) sole (b) shared (c) None
                                                                           in Instr.  other
----------------------------------            --------------------------------------------------------------------------------------
HERCULES INC COM             COM    427056106     14,606   766,200     X                                   766,200
HIBERNIA CORP CL A           CLA    428656102     16,705 1,310,200     X                                 1,310,200
HOLLINGER INTL INC CL A      CLA    435569108      6,125   385,800     X                                   385,800
HOME DEPOT INC COM           COM    437076102        340     7,450     X                                     7,450
HOWELL CORP COM              COM    443051107        425    34,500     X                                    34,500
HUBBELL INC CL B             CLB    443510201     15,328   578,400     X                                   578,400
HUDSON RIV BANCORP INC COM   COM    444128102      1,085    85,500     X                                    85,500
HUDSON UNITED BANCORP        COM    444165104      2,932   140,030     X                                   140,030
HUGHES SUPPLY INC COM        COM    444482103      1,921   107,100     X                                   107,100
IBERIABANK CORP COM          COM    450828108     14,962   687,900     X                                   687,900
INGLES MKTS INC CL A         CLA    457030104      6,247   620,800     X                                   620,800
INTEL CORP COM               COM    458140100        302    10,050     X                                    10,050
INTERNATIONAL ALUM CP COM    COM    458884103        183    10,000     X                                    10,000
INTERNATIONAL BUSINESS
 MACHINE                     COM    459200101        319     3,750     X                                     3,750
INTERNATIONAL FLAV&FRA COM   COM    459506101     10,282   506,200     X                                   506,200
INTERPUBLIC GROUP COS COM    COM    460690100        345     8,100     X                                     8,100
INTIBRANDS INC CL A          CLA    461156101      7,562   504,100     X                                   504,100
INTL PAPER CO COM            COM    460146103     17,239   422,400     X                                   422,400
ITLA CAP CORP COM            COM    450565106      6,950   363,400     X                                   363,400
ITT INDS INC                 COM    450911102     16,415   423,600     X                                   423,600
------------------------------------------------------------------------------------------------------------------------------------
     Column Total                                140,271
------------------------------------------------------------------------------------------------------------------------------------

                                                                   FORM 13 F
Page 6 of 11                                     Name of Reporting Manager DePrince, Race & Zollo, Inc.
------------------------------------------------------------------------------------------------------------------------------------
           Item 1:          Item 2:  Item 3:   Item 4:     Item 5:          Item 6:           Item 7:               Item 8:
       Name of Issuer      Title of   CUSIP  Fair Market  Shares of  Investment Discretion    Managers    Voting Authority (Shares)
                                                                     ----------------------               --------------------------
                            Class    Number     Value     Principal  (a)  (b) Shared  (c)    See Instr.
                                                           Amount    Sole As Defined shared       V     (a) sole (b) shared (c) None
                                                                           in Instr.  other
----------------------------------            --------------------------------------------------------------------------------------
JEFFERSON PILOT              COM    475070108     12,932   173,000     X                                    173,000
JOHNSON & JOHNSON COM        COM    478160104        441     4,200     X                                      4,200
KENNAMETAL INC COM           COM    489170100     19,729   677,400     X                                    677,400
KERR MCGEE CORP COM          COM    492386107      8,856   132,300     X                                    132,300
KLAMATH FIRST BANCORP COM    COM    49842P103        825    69,500     X                                     69,500
KNIGHTSBRIDGE TANKERS ORD    COM    G5299G106     19,658   896,100     X                                    896,100
KOHLS CORP COM               COM    500255104        226     3,700     X                                      3,700
LIMITED INC COM              COM    532716107      8,006   469,200     X                                    469,200
LONDON PAC GROUP LTD
 SPONSORED ADR               COM    542073101      3,636   480,800     X                                    480,800
LOUISIANA PAC CORP COM       COM    546347105     10,097   997,200     X                                    997,200
LSI INDS INC COM             COM    50216C108      9,401   460,000     X                                    460,000
MASCO CORP COM               COM    574599106     16,828   655,100     X                                    655,100
MAY DEPT.STORE               COM    577778103     10,086   307,969     X                                    307,969
MBNA CORP COM                COM    55262L100        218     5,900     X                                      5,900
MCCORMICK & CO INC           COM    579780206     12,990   360,200     X                                    360,200
MCDONALDS CORP COM           COM    580135101        340    10,000     X                                     10,000
MEDTRONIC INC COM            COM    585055106        278     4,600     X                                      4,600
MERCK & CO INC COM           COM    589331107        609     6,500     X                                      6,500
MERIDIAN DIAGNOSTICS COM     COM    589602101        251    50,922     X                                     50,922
MET PRO CORP COM             COM    590876306        363    35,200     X                                     35,200
------------------------------------------------------------------------------------------------------------------------------------
     Column Total                                135,769
------------------------------------------------------------------------------------------------------------------------------------



                                                                   FORM 13 F
Page 7 of 11                                   Name of Reporting Manager DePrince, Race & Zollo, Inc.
------------------------------------------------------------------------------------------------------------------------------------
           Item 1:          Item 2:  Item 3:   Item 4:     Item 5:          Item 6:           Item 7:               Item 8:
       Name of Issuer      Title of   CUSIP  Fair Market  Shares of  Investment Discretion    Managers    Voting Authority (Shares)
                                                                     ---------------------                ------------------------
                           Class     Number     Value     Principal  (a)   (b) Shared  (c)    See Instr.
                                                           Amount    Sole  As Defined shared       V    (a) sole (b) shared (c) None
                                                                           in Instr.   other
----------------------------------            --------------------------------------------------------------------------------------
MICROSOFT CORP               COM    594918104        434    10,000     X                                    10,000
MIDCOAST ENERGY RES COM      COM    59563w104        493    22,587     X                                    22,587
MILACRON INC COM             COM    598709103      8,505   529,500     X                                   529,500
MINNESOTA MNG & MFG CO COM   COM    604059105     18,580   154,193     X                                   154,193
MOCON INC                    COM    607494101        492    75,700     X                                    75,700
MURPHY OIL CORP COM          COM    626717102      6,267   103,700     X                                   103,700
NEW YORK CMNTY BANCORP COM   COM    649445103      7,839   213,296     X                                   213,296
NEWELL CO COM                COM    651229106     16,125   708,800     X                                   708,800
NN INC                       COM    629337106     27,864 3,012,350     X                                 3,012,350
NORDSTROM INC COM            COM    655664100     12,498   687,200     X                                   687,200
NORTEL NETWORKS NEW COM      COM    656568102        285     8,900     X                                     8,900
NSTAR COM                    COM    67019e107      8,383   195,528     X                                   195,528
NUI CORP COM                 COM    629430109      5,655   175,700     X                                   175,700
OGE ENERGY CORP COM          COM    670837103      4,702   192,397     X                                   192,397
OGLEBAY NORTON CO COM        COM    677007106        202    10,400     X                                    10,400
OLIN CORP COM PAR $1         COM    680665205     14,076   636,200     X                                   636,200
ORACLE CORP COM              COM    68389x105        256     8,800     X                                     8,800
OWENS & MINOR INC NEW COM    COM    690732102      8,728   491,700     X                                   491,700
PALL CORP COM                COM    696429307     20,277   951,400     X                                   951,400
PARKER HANNIFIN CORP COM     COM    701094104     17,601   398,900     X                                   398,900
------------------------------------------------------------------------------------------------------------------------------------
     Column Total                                179,263
------------------------------------------------------------------------------------------------------------------------------------

                                                                  FORM 13 F
Page 8 of 11                                  Name of Reporting Manager DePrince, Race & Zollo, Inc.
------------------------------------------------------------------------------------------------------------------------------------
           Item 1:          Item 2:  Item 3:   Item 4:     Item 5:          Item 6:           Item 7:               Item 8:
       Name of Issuer      Title of   CUSIP  Fair Market  Shares of  Investment Discretion    Managers    Voting Authority (Shares)
                                                                     ---------------------                ------------------------
                           Class     Number     Value     Principal  (a)  (b) Shared  (c)     See Instr.
                                                           Amount    Sole As Defined shared       V     (a) sole (b) shared (c) None
                                                                           in Instr.  other
-----------------------------------           --------------------------------------------------------------------------------------
PEERLESS MFG CO COM          COM    705514107        310    20,000     X                                    20,000
PENNEY J C INC COM           COM    708160106     10,388   955,200     X                                   955,200
PEPSICO INC COM              COM    713448108     11,845   239,000     X                                   239,000
PFIZER INC COM               COM    717081103        738    16,050     X                                    16,050
PHELPS DODGE CORP COM        COM    717265102     10,632   190,500     X                                   190,500
PHILADELPHIA SUBN CORP COM
 PAR $0.50                   COM    718009608      4,482   182,925     X                                   182,925
PIONEER STD ELECTRS COM      COM    723877106     15,854 1,441,300     X                                 1,441,300
PITNEY BOWES                 COM    724479100     18,129   547,300     X                                   547,300
PNC BK CORP COM              COM    693475105      5,640    77,200     X                                    77,200
POCAHONTAS                   COM    730234101        298    41,780     X                                    41,780
POLYONE CORP COM             COM    73179P106     12,148 2,067,800     X                                 2,067,800
POPE & TALBOT INC COM        COM    732827100     19,841 1,180,140     X                                 1,180,140
PRAXAIR INC COM              COM    74005P104     17,852   402,300     X                                   402,300
PROCTER & GAMBLE CO COM      COM    742718109        271     3,450     X                                     3,450
PROVIDENT BANKSHARES COM     COM    743859100      7,391   354,048     X                                   354,048
PXRE CORP COM                COM    G73018106     19,523 1,156,900     X                                 1,156,900
QUAKER CHEM CORP COM         COM    747316107     12,562   667,750     X                                   667,750
QUANEX CORP COM              COM    747620102     11,962   594,400     X                                   594,400
QUIXOTE CORP COM             COM    749056107        283    15,200     X                                    15,200
RICHARDSON ELECTRS COM       COM    763165107     15,720 1,143,300     X                                 1,143,300
------------------------------------------------------------------------------------------------------------------------------------
     Column Total                                195,871
------------------------------------------------------------------------------------------------------------------------------------


                                                                   FORM 13 F
Page 9 of 11                                  Name of Reporting Manager DePrince, Race & Zollo, Inc.
------------------------------------------------------------------------------------------------------------------------------------
           Item 1:          Item 2:  Item 3:   Item 4:     Item 5:          Item 6:           Item 7:               Item 8:
       Name of Issuer      Title of   CUSIP   Fair Market  Shares of  Investment Discretion   Managers    Voting Authority (Shares)
                                                                      ---------------------               -------------------------
                           Class     Number     Value      Principal  (a)  (b) Shared  (c)    See Instr.
                                                           Amount    Sole As Defined shared       V     (a) sole (b) shared (c) None
                                                                           in Instr.  other
-----------------------------------           --------------------------------------------------------------------------------------
ROCKWELL INTL CORP COM       COM    773903109     16,250   341,200     X                                    341,200
ROHM & HAAS                  COM    775371107     16,840   463,750     X                                    463,750
RPM INC OHIO COM             COM    749685103     10,079 1,177,100     X                                  1,177,100
SAFEWAY INC COM NEW          COM    786514208        250     4,000     X                                      4,000
SAPPI LTD SPON ADR NEW       COM    803069202      4,870   683,500     X                                    683,500
SBC COMMUNICATIONS           COM    78387G103      5,357   112,192     X                                    112,192
SCANA CORP COM               COM    80589m102      6,096   206,200     X                                    206,200
SCHERING PLOUGH CORP COM     COM    806605101        284     5,000     X                                      5,000
SCHULMAN A INC COM           COM    808194104      8,255   717,800     X                                    717,800
SEA CONTAINERS LTD CL A      CLA    811371707     15,651   719,600     X                                    719,600
SELAS CORP AMER COM          COM    816119101        219    62,600     X                                     62,600
SENSIENT TECH CORP COM       COM    81725t100      6,108   268,500     X                                    268,500
SMITH A O COM                COM    831865209      8,741   512,300     X                                    512,300
SONOCO PRODS CO COM          COM    835495102     10,983   507,900     X                                    507,900
SOUTHWEST SECS GROUP COM     COM    845224104      4,957   191,580     X                                    191,580
SPAN AMER MED SYS INC COM    COM    846396109        731   153,805     X                                    153,805
STANLEY WKS COM              COM    854616109      8,948   286,900     X                                    286,900
SUMMIT BANCORP COM           COM    866005101     18,784   491,900     X                                    491,900
SUNOCO INC                   COM    86764p109     17,659   524,200     X                                    524,200
SUSQUEHANNA BKSHS PA COM     COM    869099101      4,632   280,750     X                                    280,750
------------------------------------------------------------------------------------------------------------------------------------
     Column Total                                165,694
------------------------------------------------------------------------------------------------------------------------------------

                                          FORM 13 F
Page__ 10_of__11        Name of Reporting Manager DePrince, Race & Zollo, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
           Item 1:         Item 2:  Item 3:      Item 4:     Item 5:          Item 6:           Item 7:          Item 8:
       Name of Issuer     Title of   CUSIP     Fair Market  Shares of  Investment Discretion   Managers  Voting Authority (Shares)
                                                                       ---------------------             ---------------------------
                            Class    Number       Value     Principal  (a) (b) Shared   (c)   See Instr.
                                                             Amount   Sole As Defined shared       V    (a) sole (b) shared (c) None
                                                                            in Instr.  other
--------------------------------               -------------------------------------------------------------------------------------
SYNALLOY CP DEL COM          COM    871565107      258         54,400   X                                   54,400
TASTY BAKING CO COM          COM    876553306   14,407      1,028,325   X                                1,028,325
TEEKAY SHIPPING CORP COM     COM    Y8564W103   12,688        333,900   X                                  333,900
TELLABS INC COM              COM    879664100      226          4,000   X                                    4,000
TEMPLE INLAND INC COM        COM    879868107   13,685        255,200   X                                  255,200
TEXACO INC COM               COM    881694103   10,512        169,200   X                                  169,200
THOMAS & BETTS CORP COM      COM    884315102   10,002        617,900   X                                  617,900
TIMBERLINE SOFTWARE CP COM   COM    887134104      283         79,398   X                                   79,398
TORCHMARK CORP               COM    891027104   19,342        503,200   X                                  503,200
TRUE NORTH COMMUNICATN COM   COM    897844106   14,397        338,750   X                                  338,750
TRW INC COM                  COM    872649108   14,570        376,000   X                                  376,000
TUSCARORA INC COM            COM    900902107      388         29,300   X                                   29,300
TYCO INTERNATIONAL LTD COM   COM    902124106      233          4,200   X                                    4,200
UNITED GUARDIAN INC COM      COM    910571108      480        116,300   X                                  116,300
US BANCORP DEL COM           COM    902973106    3,403        116,600   X                                  116,600
VERIZON COMMUNICATIONS COM   COM    92343v104   22,509        449,058   X                                  449,058
VIRGINIA CAP BANCSHARE COM   COM    927758102    7,073        410,000   X                                  410,000
WAL MART STORES INC COM      COM    931142103      428          8,050   X                                    8,050
WEBSTER FINANCIAL CORP COM   COM    947890109    5,512        194,700   X                                  194,700
WELLMAN INC COM              COM    949702104   18,244      1,291,600   X                                1,291,600
------------------------------------------------------------------------------------------------------------------------------------
     Column Total                              168,640
------------------------------------------------------------------------------------------------------------------------------------

                                         FORM 13 F
Page__ 11_of__11       Name of Reporting Manager DePrince, Race & Zollo, Inc.

------------------------------------------------------------------------------------------------------------------------------------
           Item 1:         Item 2:  Item 3:    Item 4:     Item 5:          Item 6:             Item 7:             Item 8:
       Name of Issuer     Title of   CUSIP   Fair Market  Shares of   Investment Discretion    Managers    Voting Authority (Shares)
                                                                      ---------------------                -------------------------
                            Class    Number     Value     Principal  (a)  (b) Shared     (c)  See Instr.
                                                           Amount    Sole  As Defined  shared     V     (a) sole (b) shared (c) None
                                                                           in Instr.   other
------------------------------------------------------------------------------------------------------------------------------------
WEST COAST BANC OR NEW COM   COM    952145100   1,190      122,000     X                                  122,000
  WOODHEAD INDS INC COM      COM    979438108     338       17,200     X                                   17,200
                                                                       X                                        0
                                                                       X                                        0
                                                                       X                                        0
                                                                       X                                        0
                                                                       X                                        0
                                                                       X                                        0
                                                                       X                                        0
                                                                       X                                        0
                                                                       X
                                                                       X
                                                                       X
                                                                       X
                                                                       X
                                                                       X
                                                                       X
                                                                       X
                                                                       X
                                                                       X
------------------------------------------------------------------------------------------------------------------------------------
     Column Total                               1,527
------------------------------------------------------------------------------------------------------------------------------------
     Aggregate Total                        1,642,679
------------------------------------------------------------------------------------------------------------------------------------